UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704
Date of fiscal year end: October 31
Date of reporting period: July 1, 2007 - June 30, 2008

Item 1. Proxy Voting Record

Vote Summary Report
Jul 01, 2007 - Jun 30, 2008

Thrivent Financial Securities Lending Trust

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

11/16/07-S	Barclays Global Investor	066922766			08/31/07
Funds Prime Money Market
Fund *BPIXX*
	1.01	Election of Trustees: Mary G.F.	For	For		Mgmt
Bitterman
	1.02	Election of Trustees: A. John Gambs	For	For		Mgmt
	1.03	Election of Trustees: Lee T. Kranefuss	For	For		Mgmt
	1.04	Election of Trustees: Hayne E. Leland	For	For		Mgmt
	1.05	Election of Trustees: Jeffrey M. Lyons	For	For		Mgmt
	1.06	Election of Trustees: Wendy Paskin-	For	For		Mgmt
Jordan
	1.07	Election of Trustees: Leo Soong	For	For		Mgmt
	1.08	Election of Trustees: H. Michael	For	For		Mgmt
Williams

02/29/08-S	AIM Short-Term Investment	825252646			11/30/07
Trust STIC Prime Portfolio-
Institutional *ASTISTP*
	1.01	Election of Trustees: Bob R. Barker	For	For		Mgmt
	1.02	Election of Trustees: Frank S. Bayley	For	For		Mgmt
	1.03	Election of Trustees: James T. Bunch	For	For		Mgmt
	1.04	Election of Trustees: Bruce L. Crockett	For	For		Mgmt
	1.05	Election of Trustees: Albert R. Dowden	For	For		Mgmt
	1.06	Election of Trustees: Jack M. Fields	For	For		Mgmt
	1.07	Election of Trustees: Martin L. Flanagan	For	For		Mgmt
	1.08	Election of Trustees: Carl Frischling	For	For		Mgmt
	1.09	Election of Trustees: Prema Mathai-	For	For		Mgmt
Davis
	1.10	Election of Trustees: Lewis F. Pennock	For	For		Mgmt
	1.11	Election of Trustees: Larry Soll, Ph.D	For	For		Mgmt
	1.12	Election of Trustees: Raymond Stickel,	For	For		Mgmt
Jr
	1.13	Election of Trustees: Philip A. Taylor	For	For		Mgmt
	2	To approve a new sub-advisory	For	For		Mgmt
agreement for the Fund and each other
series portfolio of the Trust between
AIM Advisors, Inc. and each of AIM
Fund Management Inc., all as ore fully
described in the proxy statement.
	3	To approve an amendment to the	For	Against		Mgmt
Trust’s Agreement and Declaration of
Trust that would permit the Board of
Trustees of the Trust to terminate the
Trust, the Fund and each other series
portfolio of the Trust, or a share class
without a shareholder vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 28, 2008	THRIVENT FINANCIAL
SECURITIES LENDING TRUST

*

Pamela J. Moret
President

* John L. Sullivan, by signing his name hereto, does hereby sign this document on behalf of Pamela J. Moret pursuant to a power of attorney duly executed by such person.

*By:	/s/ John L. Sullivan
John L. Sullivan, Attorney-in-fact